Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Disclosure of Inventories

	As of December 31,
	2024	2023
Raw materials	$23,337	$33,136
Semi-finished goods	2,667	3,559
Merchandise	18,968	16,414
	$44,972	$53,109